The Prudential Insurance Company of America          Erin C. Schwerzmann
Vice President and Corporate Counsel
                     The Prudential Insurance Company of America
280 Trumbull Street, Hartford CT 06103
Tel 860 534-9177
Erin.Schwerzmann@prudential.com

September 8, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:           The Prudential Insurance Company of America (“Registrant”)
Prudential Variable Contract Account GI-2 (“Depositor”) (File No. 811-07545)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Contract Account GI-2 (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Semiannual Reports for the underlying funds for the period ending June 30, 2014 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.:811-07452
CIK No.:0000896435
Accession No.:0001193125-14-319604
Date of Filing:08/25/14

2.	Filer/Entity:AllianceBernstein Variable Products Series Fund
Registration No.:811-05398
CIK No.:0000825316
Accession No.:0001193125-14-317026
Date of Filing: 08/21/14

3.Filer/Entity:American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:0000814680
Accession No.:0000814680-14-000038
Date of Filing:08/21/14

4.Filer/Entity:Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:0000814679
Accession No.:0001193125-14-327004
Date of Filing:08/29/14

5.Filer/Entity:The Dreyfus Corporation
Registration No.:811-00523
CIK No.:0000030146
Accession No.:0000030146-14-000015
Date of Filing:08/25/14

6.Filer/Entity:DWS Variable Series
Registration No.:811-05002
CIK No.:00000810573
Accession No.:0000088053-14-001103
Date of Filing:08/21/14

7. Filer/Entity: Fidelity Variable Insurance Products Fund V
Registration No.:811-05361
CIK No.:0000823535
Accession No.:   0000035315-14-000363
Date of Filing:    08/25/14

8.Filer/Entity:Franklin Templeton Variable Insurance Products Trust
Registration No.:811-05583
CIK No.:0000837274
Accession No.:0001193125-14-333518
Date of Filing:09/05/14

9.Filer/Entity:Janus Aspen Series
Registration No.:811-07736
CIK No.:0000906185
Accession No.:0000950123-14-009517
Date of Filing:08/29/14

10.Filer/Entity:JPMorgan Insurance Trust
Registration No.:811-07874
CIK No.:0000909221
Accession No.:0001193125-14-321799
Date of Filing:08/26/14

11.Filer/Entity:Lazard Retirement Series
Registration No.:811-08071
CIK No.:0001033669
Accession No.:0000930413-14-003921
Date of Filing:09/05/14

12.Filer/Entity:MFS Variable Insurance Trust
Registration No.:811-08326
CIK No.:0000918571
Accession No.:0001193125-14-324689
Date of Filing:08/28/14

13.Filer/Entity:Neuberger Berman Advisers Management Trust ("AMT")
Registration No.:811-04255
CIK No.:0000736913
Accession No.:0000898432-14-001056
Date of Filing:08/22/14

14.           Filer/Entity:PIMCO Variable Insurance Trust
Registration No.:811-08399
CIK No.:0001047304
Accession No.: 0001193125-14-325509
Date of Filing:08/28/14

15.           Filer/Entity:Royce Capital Fund
Registration No.:811-07537
CIK No.:0001006387
Accession No.:0000949377-14-000462
Date of Filing:08/25/14

16.Filer/Entity:T. Rowe Price Equity Series
Registration No.:811-07143
CIK No.:0000918294
Accession No.: 0001206774-14-002604
                                   0001206774-14-002616
                                   0001206774-14-002630
                                   0001206774-14-002638
Date of Filing: 08/20/14

17.           Filer/Entity:   T. Rowe Price International Series, Inc.
Registration No.:   811-07145
CIK No.:  0000918292
Accession No.:0001206774-14-002608
Date of Filing:08/20/14

18.           Filer/Entity:The Variable Insurance Products Fund II.
Registration No.:811-05511
CIK No.:0000831016
Accession No.:0000081205-14-000033
Date of Filing:08/20/14

19.Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-14-323684
Date of Filing:08/27/14

If you have any questions regarding this filing, please contact me at (860) 534-9177.

Sincerely,

__/s/ Erin C. Schwerzmann____
Erin C. Schwerzmann

VIA EDGAR